Property, Plant and Equipment (10-K) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 1,355	$ 1,987
Accumulated depreciation		(1,193)	(1,950)
Total property, plant and equipment, net	141	162	37
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		1,098	1,111
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		70	734
Office equipment, furnishings, and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 187	$ 142